Schedule of Components of Provision For Income Taxes (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Income Tax Disclosure [Abstract]
Current tax		¥ 531	¥ 14,723	¥ 4,185
PRC		907
Foreign		(376)
Deferred taxation	$ (5,270)	(36,854)	(16,043)	(12,941)
PRC		(36,204)
Foreign		(650)
Income tax benefit	$ (5,194)	¥ (36,323)	¥ (1,320)	¥ (8,756)